Operating Segment and Geographic Information - Summary of Results, Assets and Liabilities by Segments (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)
Disclosure of operating segments [Line Items]
Aeronautical services	$ 22,821,817		$ 19,110,067		$ 19,267,395
Total of Non-aeronautical services	9,704,090		7,671,766		6,165,429
Cost of improvements to concession assets	8,882,633		6,832,541		7,791,320
Total revenues	41,408,540		33,614,374		33,224,144
Income from operations	17,580,115		15,050,644		15,138,713
Interest income	1,025,319		1,289,271		1,402,964
Interest expense	(4,458,335)	$ (10.6)	(4,104,423)	$ (15.0)	(3,439,276)	$ (8.8)
Depreciation and amortization for the year	(3,751,948)		(3,061,039)		(2,545,702)
Share of gain/loss of associate					1
Income before income taxes	14,113,838		12,115,741		12,761,690
Income taxes expense	(4,113,229)		(3,240,302)		(3,072,090)
Total assets	88,140,275		81,653,073		67,444,859
Total liabilities	63,304,344		57,031,334		46,500,212
Net cash flows provided by operations activities	18,249,740		16,674,340		13,934,854
Net cash flow used in investing activities	(12,271,118)		(8,784,984)		(11,092,156)
Net cash flow used in financing activities	(9,476,956)		(5,020,054)		(4,789,761)
Additions to non-current as assets	64,567,547		56,048,591		45,921,118
Operating segments [Member]
Disclosure of operating segments [Line Items]
Aeronautical services	22,821,817		19,110,067		19,267,395
Total of Non-aeronautical services	5,592,973		5,247,993		4,913,873
Cost of improvements to concession assets	8,882,633		6,832,541		7,791,320
Total revenues	37,297,424		31,190,601		31,972,588
Income from operations	15,962,280		13,752,106		14,685,583
Interest income	698,621		840,744		965,340
Interest expense	(1,188,783)		(293,899)		(3,045,932)
Depreciation and amortization for the year	(3,195,669)		(2,696,951)		(2,426,100)
Income before income taxes	14,704,420		14,199,245		11,846,310
Income taxes expense	(3,745,664)		(3,466,437)		(2,976,177)
Total assets	72,547,309		63,831,550		57,389,875
Total liabilities	16,351,622		11,292,285		7,714,185
Net cash flows provided by operations activities	15,154,796		15,951,051		14,670,883
Net cash flow used in investing activities	(10,999,722)		(8,446,619)		(10,316,421)
Net cash flow used in financing activities	(5,652,847)		(8,414,555)		(6,623,420)
Additions to non-current as assets	60,910,481		50,994,442		43,770,469
Operating segments [Member] | Guadalajara [Member]
Disclosure of operating segments [Line Items]
Aeronautical services	6,529,859		5,372,285		5,266,036
Total of Non-aeronautical services	1,470,764		1,317,331		1,041,913
Cost of improvements to concession assets	3,628,505		2,978,055		4,271,867
Total revenues	11,629,128		9,667,671		10,579,816
Income from operations	5,113,484		4,558,825		4,619,800
Interest income	141,367		108,675		196,807
Interest expense	(494,162)		(85,129)		(1,227,357)
Depreciation and amortization for the year	(877,246)		(603,129)		(459,556)
Income before income taxes	4,691,867		4,584,792		3,500,714
Income taxes expense	(1,307,269)		(1,216,363)		(1,012,193)
Total assets	27,761,297		23,183,154		19,923,075
Total liabilities	8,090,618		3,527,338		1,185,166
Net cash flows provided by operations activities	4,079,939		4,838,698		3,829,956
Net cash flow used in investing activities	(4,774,718)		(3,893,093)		(5,623,472)
Net cash flow used in financing activities	716,072		(1,019,994)		(132,785)
Additions to non-current as assets	24,202,571		19,490,073		16,440,266
Operating segments [Member] | Tijuana [Member]
Disclosure of operating segments [Line Items]
Aeronautical services	3,372,198		2,787,018		2,915,378
Total of Non-aeronautical services	519,130		521,856		622,543
Cost of improvements to concession assets	1,131,899		394,796		450,925
Total revenues	5,023,227		3,703,670		3,988,846
Income from operations	2,148,225		1,856,737		2,294,571
Interest income	59,469		71,911		132,182
Interest expense	(66,028)		(33,342)		(557,143)
Depreciation and amortization for the year	(510,818)		(472,715)		(421,742)
Income before income taxes	2,103,269		1,912,396		1,847,204
Income taxes expense	(325,845)		(268,059)		(272,352)
Total assets	10,086,191		9,253,785		9,411,058
Total liabilities	841,401		537,554		504,424
Net cash flows provided by operations activities	2,417,378		2,456,836		2,471,376
Net cash flow used in investing activities	(1,146,354)		(564,476)		(828,233)
Net cash flow used in financing activities	(1,300,766)		(1,856,472)		(2,081,188)
Additions to non-current as assets	7,537,760		6,402,930		6,444,268
Operating segments [Member] | Puerto Vallarta [Member]
Disclosure of operating segments [Line Items]
Aeronautical services	2,927,339		2,414,056		2,492,164
Total of Non-aeronautical services	653,345		587,407		561,976
Cost of improvements to concession assets	1,990,617		1,529,823		1,715,824
Total revenues	5,571,301		4,531,286		4,769,964
Income from operations	2,259,227		1,985,498		2,137,339
Interest income	79,384		117,311		146,952
Interest expense	(161,097)		(45,795)		(468,036)
Depreciation and amortization for the year	(252,380)		(220,975)		(230,168)
Income before income taxes	2,142,731		2,115,131		1,682,813
Income taxes expense	(616,954)		(560,626)		(465,744)
Total assets	10,141,160		8,562,633		8,067,761
Total liabilities	2,216,329		874,292		714,059
Net cash flows provided by operations activities	1,789,605		2,104,689		1,916,070
Net cash flow used in investing activities	(1,872,852)		(1,399,244)		(1,939,152)
Net cash flow used in financing activities	(154,350)		(1,315,231)		(784,133)
Additions to non-current as assets	8,666,864		6,924,576		5,728,023
Operating segments [Member] | San José del cabo [member]
Disclosure of operating segments [Line Items]
Aeronautical services	3,349,711		2,763,264		2,932,155
Total of Non-aeronautical services	1,331,007		1,261,519		1,169,048
Cost of improvements to concession assets	423,484		580,258		376,172
Total revenues	5,104,203		4,605,041		4,477,375
Income from operations	2,879,943		2,577,743		2,851,985
Interest income	201,805		212,713		149,515
Interest expense	(113,392)		(64,123)		(417,251)
Depreciation and amortization for the year	(409,460)		(364,526)		(326,769)
Income before income taxes	2,858,976		2,875,373		2,408,417
Income taxes expense	(783,182)		(782,044)		(674,719)
Total assets	8,004,437		7,786,187		7,375,756
Total liabilities	974,560		1,021,721		754,806
Net cash flows provided by operations activities	2,533,092		2,691,413		2,415,125
Net cash flow used in investing activities	(666,300)		(663,155)		(607,268)
Net cash flow used in financing activities	(1,917,872)		(2,028,031)		(1,543,711)
Additions to non-current as assets	5,011,063		4,823,390		4,432,137
Operating segments [Member] | Montego Bay [Member]
Disclosure of operating segments [Line Items]
Aeronautical services	1,809,739		1,870,679		1,804,975
Total of Non-aeronautical services	848,880		826,710		800,061
Cost of improvements to concession assets	258,407		228,550		206,137
Total revenues	2,917,028		2,926,939		2,811,173
Income from operations	1,014,992		1,016,663		895,296
Interest income	83,040		127,281		118,052
Interest expense	(190,976)		1,600		21,900
Depreciation and amortization for the year	(524,760)		(480,960)		(467,968)
Income before income taxes	717,926		737,050		814,105
Income taxes expense	(175,990)		(182,267)		(190,094)
Total assets	3,510,320		3,251,557		1,829,445
Total liabilities	1,178,541		2,921,359		2,579,087
Net cash flows provided by operations activities	1,251,918		1,282,586		2,034,734
Net cash flow used in investing activities	(424,794)		(378,960)		(330,259)
Net cash flow used in financing activities	(1,661,274)		(916,868)		(1,109,162)
Additions to non-current as assets	6,600,738		5,992,175		4,451,408
Operating segments [Member] | Hermosillo [Member]
Disclosure of operating segments [Line Items]
Aeronautical services	625,765		515,477		525,222
Total of Non-aeronautical services	111,025		116,002		98,269
Cost of improvements to concession assets	61,451		92,854		37,558
Total revenues	798,241		724,333		661,049
Income from operations	571,828		310,727		337,981
Interest income	68,791		46,097		28,305
Interest expense	(26,335)		(2,784)		(90,792)
Depreciation and amortization for the year	(103,113)		(100,863)		(99,270)
Income before income taxes	396,428		376,118		242,928
Income taxes expense	(88,932)		(82,866)		(47,872)
Total assets	2,198,465		2,157,056		1,983,026
Total liabilities	235,544		316,090		285,351
Net cash flows provided by operations activities	376,958		432,691		346,523
Net cash flow used in investing activities	(65,948)		(125,270)		(96,579)
Net cash flow used in financing activities	(306,342)		(164,462)		(221,136)
Additions to non-current as assets	1,083,463		1,086,793		1,068,774
Operating segments [Member] | Guanajuato [Member]
Disclosure of operating segments [Line Items]
Aeronautical services	1,120,758		917,088		923,323
Total of Non-aeronautical services	196,562		190,854		182,829
Cost of improvements to concession assets	358,366		311,567		185,069
Total revenues	1,675,687		1,419,509		1,291,221
Income from operations	1,032,435		717,978		761,752
Interest income	36,565		43,703		44,140
Interest expense	(31,961)		(7,854)		(118,086)
Depreciation and amortization for the year	(105,425)		(88,856)		(87,899)
Income before income taxes	814,550		777,153		652,492
Income taxes expense	(226,542)		(204,109)		(180,660)
Total assets	2,398,946		2,293,425		2,193,605
Total liabilities	383,413		390,550		403,847
Net cash flows provided by operations activities	653,748		684,270		698,647
Net cash flow used in investing activities	(450,102)		(268,817)		(253,738)
Net cash flow used in financing activities	(502,014)		(533,069)		(275,360)
Additions to non-current as assets	1,779,952		1,413,917		1,227,213
Operating segments [Member] | Other Airport [Member]
Disclosure of operating segments [Line Items]
Aeronautical services	3,086,447		2,470,200		2,408,142
Total of Non-aeronautical services	462,260		426,314		437,237
Cost of improvements to concession assets	1,029,904		716,638		547,769
Total revenues	4,578,609		3,612,152		3,393,145
Income from operations	942,146		727,935		786,858
Interest income	28,200		113,053		149,386
Interest expense	(104,832)		(53,272)		(189,167)
Depreciation and amortization for the year	(412,467)		(364,927)		(332,729)
Income before income taxes	978,673		821,232		697,638
Income taxes expense	(220,948)		(170,103)		(132,545)
Total assets	8,446,493		7,343,753		6,606,148
Total liabilities	2,431,217		1,703,381		1,287,445
Net cash flows provided by operations activities	2,052,158		1,459,868		958,450
Net cash flow used in investing activities	(1,598,587)		(1,153,604)		(636,395)
Net cash flow used in financing activities	(526,300)		(580,428)		(475,945)
Additions to non-current as assets	6,028,070		4,860,588		3,978,379
Operating segments [Member] | Other Companies [Member]
Disclosure of operating segments [Line Items]
Total of Non-aeronautical services	4,111,117		2,423,773		1,251,556
Total revenues	4,111,117		2,423,773		1,251,556
Total intersegment revenues	11,254,435				8,369,155
Income from operations	12,872,270		11,702,985		8,822,285
Interest income	1,309,618		765,165		3,545,745
Interest expense	(4,252,472)		(4,127,161)		(3,501,465)
Depreciation and amortization for the year	(556,279)		(364,088)		(119,602)
Share of gain/loss of associate					1
Income before income taxes	10,663,821		8,320,943		9,284,535
Income taxes expense	(367,565)		(226,135)		(95,912)
Total assets	14,831,206		78,944,248		66,607,919
Total liabilities	47,188,279		50,414,360		39,892,672
Net cash flows provided by operations activities	2,991,047		1,283,663		250,927
Net cash flow used in investing activities	8,426,076		4,114,608		5,772,710
Net cash flow used in financing activities	6,320,431		7,847,474		8,724,660
Additions to non-current as assets	3,657,066		5,054,149		2,150,649
Eliminations [Member]
Disclosure of operating segments [Line Items]
Total intersegment revenues	(11,254,435)				(8,369,155)
Income from operations	(11,254,435)		(10,404,447)		(8,369,155)
Interest income	(982,920)		(316,638)		(3,108,120)
Interest expense	982,920		316,637		3,108,120
Income before income taxes	(11,254,403)		(10,404,447)		(8,369,155)
Total assets	(761,760)		(61,122,725)		(56,552,935)
Total liabilities	(235,557)		(4,675,311)		(1,106,645)
Net cash flows provided by operations activities	(103,897)		(560,374)		(986,955)
Net cash flow used in investing activities	(9,697,472)		(4,452,973)		(6,548,446)
Net cash flow used in financing activities	$ (10,144,540)		$ (4,452,973)		$ (6,891,002)